SHAREHOLDERS' EQUITY (Schedule of stock Option Plans assumptions) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Options, beginning		625,000	675,000	720,000
Options, Granted		175,000	190,000	170,000
Options, Forfeited			(196,614)	(178,150)
Options, Exercised	[1]	(314,375)	(43,386)	(36,850)
Options, ending		485,625	625,000	675,000
Exercisable at end of year		171,561	373,438	412,813
Weighted average exercise price
Options, beginning		$ 7.31	$ 7.17	$ 6.8
Options, Granted		14.16	6.63	6.56
Options, Forfeited			6.52	5.63
Options, Exercised	[1]	7.85	5.68	5.25
Options, ending		9.43	7.31	7.17
Exercisable at end of year		$ 7.05	$ 7.91	$ 7.54

[1]	The Company allows its employees to exercise stock options either by paying cash or through the cashless exercise mechanism.